Remuneration and other benefits paid to the Bank’s directors and senior managers - Deferred variable remuneration systems (Details) € / shares in Units, € in Thousands				12 Months Ended
	Nov. 25, 2025 EUR (€) trading_session	Nov. 24, 2025 trading_session	Feb. 03, 2025 trading_session	Dec. 31, 2025 EUR (€) shares credit_institution metric Payment annuity trading_session € / shares	Dec. 31, 2024 EUR (€)
Disclosure of transactions between related parties [line items]
Deferred payment percentage				60.00%
Deferral period				5 years
Deferred payment, number of annuities | annuity				3
Maximum achievement ratio				125.00%
Directors
Disclosure of transactions between related parties [line items]
Cash paid, deferred				€ 2,940	€ 3,228
Directors | Ana Botín
Disclosure of transactions between related parties [line items]
Cash paid, deferred				1,759	1,419
Directors | Héctor Grisi
Disclosure of transactions between related parties [line items]
Cash paid, deferred				366	863
Retired executive directors
Disclosure of transactions between related parties [line items]
Cash paid, deferred				€ 724	€ 650
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage				60.00%
Deferral period				5 years
Deferred payment, ROE objective, weight				30.00%
Deferred payment, TSR objective, number of peer credit institutions | credit_institution				9
Deferred payment, TSR objective, weight				50.00%
Deferred payment, sustainability objective, number of metrics | metric				4
Deferred payment, sustainability objective, weight				20.00%
Deferred payment, number of annuities | annuity				3
Deferred payment, short term, number of deferrals | Payment				2
Deferred payment, short term, percentage paid in cash				50.00%
Deferred payment, short term, percentage paid in shares				50.00%
Deferred payment, long term, number of deferrals | Payment				3
Deferred payment, long term, percentage paid in cash				25.00%
Deferred payment, long term, percentage paid in shares				75.00%
Number of trading sessions | trading_session				15
Deferred variable compensation plan linked to multiannual objectives | Maximum
Disclosure of transactions between related parties [line items]
Deferral period				5 years
Deferred variable compensation plan linked to multiannual objectives | Directors
Disclosure of transactions between related parties [line items]
Deferred payment percentage				60.00%
Deferral period				5 years
Share-based compensation arrangement, maximum authorized Amount	€ 11,500
Number of trading sessions | trading_session	30	50	30
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares				€ 10.261
Deferred variable compensation plan linked to multiannual objectives | Directors | PagoNxt
Disclosure of transactions between related parties [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares				€ 61.07
2022 variable remuneration
Disclosure of transactions between related parties [line items]
Deferred payment, ROE objective, weight				40.00%
Deferred payment, TSR objective, weight				40.00%
Deferred payment, sustainability objective, weight				20.00%
2022 variable remuneration | Directors | Maximum | Ana Botín | PagoNxt
Disclosure of transactions between related parties [line items]
RSU granted (in shares) | shares				9,415
2022 variable remuneration | Directors | Maximum | Héctor Grisi | PagoNxt
Disclosure of transactions between related parties [line items]
RSU granted (in shares) | shares				7,909